Other Receivables (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Receivables
Deposits (Note)	$ 4,734,991	$ 2,369,131
Cash advanced to staff	104,310	163,682
VAT receivable	4,934,645	6,756,228
Others	219,941	121,440
Total	$ 9,993,887	$ 9,410,481